Document and Entity Information	Jul. 15, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001816708
Document Type	8-K/A
Document Period End Date	Jul. 15, 2021
Entity Registrant Name	Owlet, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39516
Entity Tax Identification Number	85-1615012
Entity Address, Address Line One	2500 Executive Parkway
Entity Address, Address Line Two	Ste. 500
Entity Address, City or Town	Lehi
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84043
City Area Code	(844)
Local Phone Number	334-5330
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, $0.0001 par value per share
Trading Symbol	OWLT
Security Exchange Name	NYSE
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to purchase common stock
Trading Symbol	OWLT WS
Security Exchange Name	NYSE